John Hancock GA Mortgage Trust
Portfolio of investments 9-30-21 (unaudited)

	Rate (%)	Maturity date	Par value^	Value

Commercial mortgage loans (A) 93.7%				$1,826,886,342
(Cost $1,734,179,178)
1131 Wilshire Boulevard LLC	3.520	05-01-31	4,670,386	4,682,441
1360 Summitridge RS LLC	3.500	09-01-30	4,500,000	4,582,098
1419 Potrero LLC	3.660	09-01-30	5,691,691	5,658,190
1600 Dove LP + GS 1600 Dove LLC	3.670	06-01-31	4,479,315	4,586,460
1635 Divisadero Medical Building LLC	3.950	06-01-30	5,682,164	5,940,884
1635 Divisadero Medical Building LLC	6.000	06-01-30	11,098,571	13,294,168
192 Investors LLC	3.750	08-01-29	17,000,000	18,677,424
5021 St. LLC	4.390	09-01-40	33,194,544	39,846,200
655 Kelton LLC	2.270	04-01-31	5,149,341	5,035,335
701 Cottontail Lane Associates LLC	3.680	04-01-46	4,453,894	4,379,901
801 West End Avenue Corp.	2.440	04-01-31	5,500,000	5,357,099
8421 Lyndale Avenue South LLC	2.580	12-01-28	5,200,000	5,139,384
8810 Rehco Road	3.000	11-01-51	5,200,000	5,120,662
900 Wilshire Boulevard LLC	3.080	07-01-31	11,600,000	11,829,297
955 995 Stewart Drive LLC	2.360	01-01-32	20,000,000	19,622,790
Accord/Pac Members LLC	3.500	09-01-40	8,683,676	8,569,659
American Fork OW LLC	2.900	02-10-36	5,500,000	5,423,017
Americana on the River LLC	2.970	05-01-36	5,561,219	5,580,861
Avamer 57 Fee LLC	2.310	12-01-26	10,000,000	9,991,163
Aventura at Mid Rivers LLC	2.390	02-01-31	4,637,030	4,570,066
Aventura at Richmond LLC	2.210	01-01-31	4,035,282	3,943,383
Avondale Siesta Pointe Apartments LP	2.550	03-01-33	3,559,778	3,476,622
Bandicoot LLC	2.950	06-01-30	15,000,000	15,232,845
Berkshire Apartments LLC	2.660	03-01-46	6,112,075	5,998,342
Beverly West Square Associates LP	5.560	12-01-30	8,480,893	10,048,119
Bigos Cedars Lakeside LLC	2.530	11-01-31	6,400,000	6,288,203
Burroughs LPM LP	2.980	01-01-36	12,764,126	12,475,376
BW Logan LLC	6.370	04-01-28	3,278,582	3,824,797
Bwp Crown Valley 1 LLC	3.020	12-01-49	15,000,000	14,770,091
Capri Apartments LLC	3.360	04-01-30	6,500,000	6,881,134
Carriage Way LLC	3.520	08-01-31	3,993,727	4,056,932
Castlewood Associates LLC	2.870	04-01-31	5,000,000	4,980,580
Caton House Apartments LLC	2.740	09-01-36	4,000,000	3,992,852
Chandler Property Development Associates LP	2.550	03-01-33	7,712,853	7,532,680
CIP Group of Homestead LLC	3.060	06-01-33	6,765,263	6,768,598
CJ's Pinemeadows Apartments LP	3.380	07-01-41	9,967,813	10,160,152
CLAGB LLC	2.680	02-01-36	5,923,380	5,764,604
Columbia Cochran Commons LLC	5.790	03-01-24	3,808,448	4,208,648
Copperstone Apartments LP	2.880	04-01-39	6,000,000	6,059,668
Corp. Center West Associates LLC	3.650	04-01-35	12,500,000	13,403,350
CR Ballantyne LLC	3.290	06-01-36	6,200,000	6,400,334
Creekside at Amherst Apartments LLC	3.380	09-01-31	11,521,860	12,356,261
Cross Keys Development Company	2.550	11-01-33	13,000,000	12,792,572
Crossing Company LP	2.780	10-01-31	6,600,000	6,578,240
Delphi Investors LLC	2.520	01-01-31	9,852,055	9,635,014
DNP Regio LLC	3.110	10-01-36	12,500,000	12,351,675
Downtown Woodinville LLC	3.830	06-01-29	65,000,000	72,488,000
Draper Southpoint Apartments LLC	2.520	04-01-31	5,943,917	5,813,691
See notes to Portfolio of investments

John Hancock GA Mortgage Trust
Portfolio of investments 9-30-21 (unaudited)

	Rate (%)	Maturity date	Par value^	Value

DTN Waters House LLC	3.300	08-01-31	5,300,000	$5,371,550
Eastwood Apartments of Springdale LP	2.490	01-01-36	2,696,475	2,644,247
Edgewater Park Real Estate Associates LLC	2.890	08-01-36	8,400,000	8,608,001
Edgewater Partnership LP	5.200	04-01-25	2,489,426	2,003,507
Edina Crosstown Medical LLC	3.230	06-01-41	13,577,598	14,083,119
Elizabeth Lake Estates LLC	2.920	05-01-31	5,163,682	5,179,457
Fairgrounds Apartments LP	2.490	01-01-36	3,081,686	3,021,997
Forest Meadows Villas, Ltd.	2.770	12-01-35	2,324,259	2,262,246
Fountainview Terrace Apartments	2.900	07-01-41	4,472,252	4,552,641
FPACP3 Greenville LLC	3.440	03-01-30	8,950,000	9,459,013
Fredwood LLLP	2.740	09-01-36	4,100,000	4,088,524
Gadberry Courts LP	3.330	05-01-32	6,911,961	7,055,309
GALTG Partners LP	6.850	07-01-25	17,695,645	21,029,416
Gateway MHP, Ltd.	3.950	07-01-29	9,606,068	10,601,938
Gateway Village Plaza LP	3.420	07-01-31	5,800,000	6,018,045
Georgetown Mews Owners Corp.	2.870	01-01-36	7,289,455	7,104,748
Grande Apartments LP	3.380	07-01-41	8,671,998	8,839,333
Greenhouse Apartments LP	3.380	07-01-41	9,967,813	10,160,152
Harbor Breeze LP	2.400	11-01-31	5,000,000	4,903,005
Harborgate LLC	2.610	01-01-31	9,852,187	9,659,597
Industry West Commerce Center LLC	2.810	03-01-41	9,893,020	9,550,820
J J Carson LLC	2.950	12-01-31	12,000,000	11,829,172
JGK Garden Grove LP	2.790	02-01-32	3,500,000	3,502,132
Joliet Hillcrest Shopping Center LLC	3.700	06-01-25	10,361,679	11,019,158
Kimberly Partners of Albany LP	2.920	12-01-30	4,994,913	4,910,729
KIR Torrance LP	3.375	10-01-22	22,066,720	22,723,977
La Costa Vista LLC	2.610	04-01-31	4,953,959	4,849,465
Lassen Associates LLC	3.020	07-01-31	5,300,000	5,497,595
LB PCH Associates LLC	4.140	10-01-25	28,832,949	31,608,956
LB PCH Associates LLC	4.680	10-01-25	4,252,276	4,627,688
Manoa Shopping Center Associates LP	7.060	03-01-30	6,557,430	8,150,708
Meadow and Central LP	3.100	01-01-32	4,000,000	3,983,674
Medical Oaks Pavilion PH III, Ltd.	3.000	11-01-40	10,176,550	9,968,114
Meramec Station Big Bend Investors LLC	2.780	05-01-41	4,739,891	4,721,453
Mesa Broadway Property LP	2.550	03-01-33	4,746,371	4,635,496
Midway Manor Apartments LP	2.400	11-01-31	3,200,000	3,137,923
Mill Pond, Ltd.	2.870	06-01-36	7,162,010	7,149,262
Montrose Manor Apartments LLC	2.740	09-01-36	5,700,000	5,689,814
National City Plaza	4.110	03-01-35	8,600,000	9,297,899
Newton Executive Park LP	2.570	10-01-33	5,000,000	4,941,040
Niederst Portage Towers LLC	2.670	01-01-32	6,800,000	6,740,478
Northbridge Park Company OP, Inc.	3.640	06-01-51	9,655,178	9,977,101
Northland Monterra LLC	2.890	07-01-31	13,500,000	13,724,249
Northridge Garden Associates LLC	3.020	07-01-31	5,300,000	5,497,595
Nostalgia Properties LLC	3.040	05-01-31	16,600,000	16,761,601
Olympic Mills Commerce Center LLC	4.060	03-01-36	11,601,627	13,193,521
One Biscayne Tower LLC	3.260	08-01-26	115,000,000	121,700,820
Orangewood Properties, Ltd.	2.940	07-01-31	8,600,000	8,719,239
Pademelon LLC	3.000	06-01-30	6,000,000	6,111,900
Parc Center Drive Joint Venture	5.480	02-01-32	2,483,419	2,948,780
See notes to Portfolio of investments

John Hancock GA Mortgage Trust
Portfolio of investments 9-30-21 (unaudited)

	Rate (%)	Maturity date	Par value^	Value

Penndel Apartments LP	3.270	06-01-31	5,771,420	$5,852,768
Pepperwood Apartments LLC	2.890	10-01-30	3,500,000	3,411,163
PIRET NC Property LP	3.400	07-01-25	28,435,404	30,164,078
Plantation Crossing Apartments LLC	3.040	09-01-31	5,100,000	5,151,418
Platypus LLC	2.950	06-01-30	4,000,000	4,065,212
Plaza Inv. LP	3.910	05-01-26	28,672,018	31,274,750
Plum Grove Rolling Meadows LLC	2.920	03-01-36	3,500,000	3,429,006
POP 3 Ravinia LLC	4.460	01-01-42	115,500,000	136,843,592
Price Greenbriar Plano LLC	3.240	05-01-31	8,000,000	8,163,312
Quay Works LLC	2.730	12-01-36	12,000,000	11,801,648
Raamco Broadwater LLC	3.090	07-01-31	4,400,000	4,454,309
Regency Apartments Vancouver LLC	2.250	04-01-31	4,951,131	4,867,021
Regent Garden Associates LLC	3.250	03-10-35	121,430,359	128,133,194
Rep 2035 LLC	3.260	12-01-35	17,000,000	16,538,314
Richmar II Apartments LLC	2.930	08-01-36	9,982,633	10,233,007
RLIF International Parkway SPE LLC	2.890	12-01-33	11,100,000	11,060,817
Rose Gardens Senior LP	3.330	05-01-32	8,664,289	8,843,978
S/K 53 Brunswick Associates LLC	3.160	04-01-31	6,445,455	6,317,900
Sebring Associates/Excelsior Two LLC	2.950	03-08-51	9,895,512	9,590,137
SF Mansfield LLC	2.990	04-01-33	5,000,000	4,879,180
SF Stapleton LLC	2.850	03-01-31	4,680,000	4,552,798
Silverado Ranch Centre LLC	7.500	06-01-30	6,374,506	7,955,504
Skotdal Mutual LLC	2.860	06-15-31	6,554,624	6,675,701
Spring Park Apartments	3.440	10-01-31	17,100,000	17,904,316
St. Indian Ridge LLC	6.590	08-01-29	5,456,565	6,519,237
Stony Island Plaza	3.620	10-01-34	5,700,000	6,001,445
Styertowne Shopping Center LLC	6.060	03-01-24	13,095,788	14,502,158
Sunnyside Marketplace LLC	3.420	04-01-30	7,291,815	7,644,105
Switch Building Investors II LP	2.690	06-01-36	4,932,108	5,061,822
Tanecap 1 LP	2.690	09-01-31	5,000,000	4,919,365
The Enclave LLC	2.940	05-01-31	5,000,000	4,991,955
The Fairways at Derby Apartments, Ltd.	2.560	01-01-37	6,472,125	6,369,768
The Links at Columbia LP	2.720	05-01-41	18,464,314	18,165,506
The Links at Rainbow Curve LP	4.300	10-01-22	15,436,209	15,996,235
The Trails at the Crossings Apartments, Ltd.	2.800	02-01-42	18,200,000	17,987,537
THF Greengate Development LP	6.320	10-01-25	28,149,515	32,985,461
Tivoli Orlando Associates, Ltd.	6.750	10-01-27	11,946,869	14,747,335
Trail Horse Partners LLC	2.690	04-01-31	6,440,942	6,305,599
Tualatin Industrial Invest LLC	3.580	09-01-29	12,500,000	13,380,613
Valley Square I LP	5.490	02-01-26	16,234,335	17,818,433
Villages at Clear Springs Apartments	3.340	10-01-29	15,000,000	15,692,535
Volunteer Parkridge LLC	3.020	05-01-31	5,500,000	5,525,955
Voyager RV Resort MHC	4.100	06-01-29	40,321,671	44,603,187
Warehouse Associates Corp. Centre Shepherd, Ltd.	3.140	02-01-31	8,700,000	8,556,902
Warwick Devco LP	2.880	07-01-33	7,167,130	7,270,143
West Valley Properties, Inc.	2.780	12-01-36	7,000,000	6,907,891
WG Opelousas LA LLC	7.290	05-01-28	1,351,250	1,674,141
White Oak Subsidiary LLC	4.900	07-01-24	8,046,513	8,883,889
White Oak Subsidiary LLC	8.110	07-01-24	13,041,743	15,485,192
Windsor Place Apartments	3.530	02-01-32	9,200,000	9,715,559
See notes to Portfolio of investments

John Hancock GA Mortgage Trust
Portfolio of investments 9-30-21 (unaudited)

	Rate (%)	Maturity date	Par value^	Value

Woodlane Place Townhomes LLC	2.900	05-05-35	9,715,579	$9,828,173
Woods I LLC	3.100	07-01-30	7,319,878	7,454,842
Woods Mill Park Apartments LLC	2.610	02-01-41	4,985,810	4,871,555
WPC Triad LLC	2.960	04-01-31	5,000,000	4,870,615

U.S. Government and Agency obligations 3.5%				$69,191,706
(Cost $70,513,270)
U.S. Government 3.5%				69,191,706
U.S. Treasury Note	1.250	08-15-31	71,000,000	69,191,706

	Yield* (%)	Maturity date	Par value^	Value

Short-term investments 11.0%				$214,911,379
(Cost $214,910,392)
U.S. Government 8.1%				157,589,308
U.S. Treasury Bill	0.035	11-18-21	5,200,000	5,199,801
U.S. Treasury Bill	0.035	12-23-21	4,000,000	3,999,662
U.S. Treasury Bill	0.036	11-26-21	11,100,000	11,099,331
U.S. Treasury Bill	0.041	03-17-22	15,000,000	14,996,695
U.S. Treasury Bill	0.043	12-02-21	20,000,000	19,998,966
U.S. Treasury Bill	0.044	11-18-21	12,000,000	11,999,520
U.S. Treasury Bill	0.044	12-30-21	18,200,000	18,198,293
U.S. Treasury Bill	0.045	10-05-21	13,000,000	12,999,967
U.S. Treasury Bill	0.045	12-16-21	6,800,000	6,799,565
U.S. Treasury Bill	0.051	10-14-21	8,200,000	8,199,919
U.S. Treasury Bill	0.053	11-04-21	10,000,000	9,999,425
U.S. Treasury Bill	0.053	12-23-21	3,500,000	3,499,735
U.S. Treasury Bill	0.054	10-26-21	5,200,000	5,199,819
U.S. Treasury Bill	0.058	11-02-21	12,000,000	11,999,376
U.S. Treasury Bill	0.063	11-12-21	6,400,000	6,399,645
U.S. Treasury Bill	0.067	11-02-21	7,000,000	6,999,589

	Yield (%)	Shares	Value
Short-term funds 2.9%			57,322,071
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0250(B)	57,322,071	57,322,071

Total investments (Cost $2,019,602,840) 108.2%	$2,110,989,427
Other assets and liabilities, net (8.2%)	(160,620,194)
Total net assets 100.0%	$1,950,369,233

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend
(A)	Securities are valued using significant unobservable inputs and are classified as Level 3 in the fair value hierarchy.
(B)	The rate shown is the annualized seven-day yield as of 9-30-21.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
See notes to Portfolio of investments

John Hancock GA Mortgage Trust
Notes to Portfolio of investments 9-30-21 (unaudited)

Security valuation. Investments are valued at the end of each month at a minimum. The Board of Trustees oversees the process of the fund’s valuation of its portfolio securities, assisted by the fund’s Pricing Committee (composed of officers of the Trust), which calculates fair value determinations pursuant to procedures adopted by the Board of Trustees. The fund invests primarily in mortgage loans that do not have readily ascertainable market prices. Assets that are not publicly traded or whose market prices are not readily available are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. In connection with that determination, portfolio valuations will be prepared in accordance with the fund’s valuation policy using proprietary models. In certain instances, valuations may be obtained from independent valuation firms.
Valuation techniques include net present value and discounted cash flow models, comparison with similar instruments for which observable market prices exist and other valuation models. Assumptions and inputs used in valuation techniques include risk-free and benchmark interest rates, credit spreads and other inputs used in estimating discount rates.
For mortgage investments, the fund uses proprietary valuation models, which are developed from recognized US generally accepted accounting principles valuation approaches under ASC 820. Some or all of the significant inputs into these models may be unobservable and are derived either from observable market prices or rates or are estimated based on unobservable assumptions. Valuation models that employ significant unobservable inputs require a higher degree of management judgment and estimation in the determination of fair value. Management judgment and estimation are usually required for the selection of the appropriate valuation model to be used, determination of expected future cash flows on the financial instrument being valued, determination of the probability of counterparty default and prepayments and selection of appropriate discount rates.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
Mortgage investments are measured at fair value based on the present value of the expected cash flows of the mortgage. There are no quoted prices in active markets. Assumptions and inputs used in the valuation of mortgage investments include prepayment estimates, determination of the discount rate based on the risk-free interest rate adjusted for credit risk (including estimation of probability of default), liquidity and any other adjustments that the manager believes that a third-party market participant would take into account in pricing a transaction. Mortgage investment valuations rely primarily on the use of significant unobservable inputs, including credit assumptions, which require significant judgment and, accordingly, are classified as Level 3.
Other debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Other debt obligations are generally classified as Level 2.

John Hancock GA Mortgage Trust
Notes to Portfolio of investments 9-30-21 (unaudited)

Investments in open-end mutual funds are valued at their respective net asset values each business day and are generally classified as Level 1.
The following is a summary of the values by input classification of the fund’s investments as of September 30, 2021 by major security category or type:
	Total value at 9-30-21	Level 1 quoted price	Level 2 Significant observable inputs	Level 3 Significant unobservable inputs
Investments in securities:
Assets
Commercial mortgage loans	$1,826,886,342	—	—	$1,826,886,342
U.S. Government and Agency obligations	69,191,706	—	$69,191,706	—
Short-term investments	214,911,379	$57,322,071	157,589,308	—
Total investments in securities	$2,110,989,427	$57,322,071	$226,781,014	$1,826,886,342
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. There were no transfers into or out of Level 3 during the period.
Commercial mortgage loans
Balance as of 12-31-20	$1,364,756,773
Purchases	537,741,701
Sales	(19,367,364)
Realized gain (loss)	(589,729)
Net amortization of (premium) discount	(1,203,196)
Change in unrealized appreciation (depreciation)	(54,451,843)
Balance as of 9-30-21	$1,826,886,342
Change in unrealized at period end*	$(54,452,452)
*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.
	Fair Value at 9-30-21	Valuation technique	Significant unobservable inputs	Input/Range	Input weighted average*
Commercial mortgage loans	$1,826,886,342	Discounted cash flow	Discount rate	0.34% - 8.71%	2.53%
*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the fund’s Level 3 securities as of September 30, 2021 could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Discount rate	Decrease	Increase
Due to the inherent uncertainty of determining the fair value of Level 3 investments, the fair value of the investments may differ significantly from the values that would have been used had a ready market for such securities existed and may differ materially from the values that may ultimately be received or settled. Further, such investments will generally be subject to legal and other restrictions, or otherwise will be less liquid than publicly traded instruments. If the fund is required to liquidate a portfolio investment in a forced or liquidation sale, the fund might realize significantly less than the value at which such investment will have

John Hancock GA Mortgage Trust
Notes to Portfolio of investments 9-30-21 (unaudited)

been previously been recorded. The fund’s investments will be subject to market risk. Market risk is the potential for changes in the value due to market changes. Market risk is directly impacted by the volatility and liquidity in the markets in which the investments are traded.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.